Other Financial Assets at Amortised Cost (Details) - Other financial assets - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 156	£ 506
Asset backed securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	94	443
Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 62	£ 63